Vanguard® Strategic Small-Cap Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Communication Services (2.5%)
*	Yelp Inc.	182,452	8,637
*	TripAdvisor Inc.	205,953	4,434
	Iridium Communications Inc.	104,532	4,303
*	ZipRecruiter Inc. Class A	296,954	4,128
*	Clear Channel Outdoor Holdings Inc.	1,479,419	2,693
	Telephone and Data Systems Inc.	125,506	2,303
*	Bandwidth Inc. Class A	156,419	2,263
*	Vimeo Inc.	414,935	1,627
*	Playtika Holding Corp.	174,223	1,519
*	Cinemark Holdings Inc.	79,185	1,116
*	Bumble Inc. Class A	70,215	1,035
*	Lumen Technologies Inc.	506,955	928
*	iHeartMedia Inc. Class A	270,942	723
*	EchoStar Corp. Class A	32,436	537
*	fuboTV Inc.	151,251	481
*	Eventbrite Inc. Class A	42,309	354
*	TechTarget Inc.	8,648	301
*	Cardlytics Inc.	29,896	275
*,1	Skillz Inc.	39,070	244
			37,901
Consumer Discretionary (13.8%)
	Toll Brothers Inc.	109,211	11,226
	Boyd Gaming Corp.	141,651	8,869
*	Taylor Morrison Home Corp.	164,564	8,779
*	AutoNation Inc.	57,524	8,639
	KB Home	138,148	8,629
*	M/I Homes Inc.	62,234	8,572
*	Beazer Homes USA Inc.	251,937	8,513
	Perdoceo Education Corp.	433,979	7,621
	PVH Corp.	58,191	7,106
*	Tri Pointe Homes Inc.	194,806	6,896
	Murphy USA Inc.	17,515	6,245
*	Abercrombie & Fitch Co. Class A	66,144	5,835
*	frontdoor Inc.	157,184	5,536
	Harley-Davidson Inc.	148,065	5,455
	Texas Roadhouse Inc.	42,690	5,218
*	Everi Holdings Inc.	451,715	5,091
	Buckle Inc.	98,242	4,668
*	Adient plc	125,857	4,576
	Travel & Leisure Co.	114,714	4,484
*	Playa Hotels & Resorts NV	484,470	4,191
*	Qurate Retail Inc. Series A	4,668,856	4,087

		Shares	Market Value ($000)
*	Dave & Buster's Entertainment Inc.	68,670	3,698
	Macy's Inc.	167,477	3,370
*	Cavco Industries Inc.	8,773	3,041
*	Modine Manufacturing Co.	50,430	3,011
*	Shake Shack Inc. Class A	40,253	2,983
*	Grand Canyon Education Inc.	20,485	2,705
*	Green Brick Partners Inc.	51,257	2,662
	Upbound Group Inc.	70,711	2,402
*	Sally Beauty Holdings Inc.	169,437	2,250
	Dana Inc.	127,196	1,858
	Wingstop Inc.	7,121	1,827
*	Carvana Co.	33,998	1,800
	Standard Motor Products Inc.	45,079	1,795
*	Brinker International Inc.	41,382	1,787
*	G-III Apparel Group Ltd.	50,759	1,725
*	Malibu Boats Inc. Class A	31,443	1,724
*	Visteon Corp.	13,737	1,716
*	American Axle & Manufacturing Holdings Inc.	185,904	1,638
	Gap Inc.	74,411	1,556
*	MasterCraft Boat Holdings Inc.	66,848	1,513
*	Urban Outfitters Inc.	41,586	1,484
	Patrick Industries Inc.	14,627	1,468
	Monarch Casino & Resort Inc.	18,701	1,293
*	Goodyear Tire & Rubber Co.	87,517	1,253
	Movado Group Inc.	40,751	1,229
*	Coursera Inc.	61,968	1,200
*	ODP Corp.	20,959	1,180
*	SeaWorld Entertainment Inc.	22,285	1,177
	Jack in the Box Inc.	13,169	1,075
*	Stride Inc.	17,446	1,036
	Phinia Inc.	31,672	959
*	BJ's Restaurants Inc.	25,767	928
*	Skyline Champion Corp.	9,723	722
	Wolverine World Wide Inc.	74,291	660
	Carriage Services Inc.	23,086	577
*	Chegg Inc.	35,212	400
*	Warby Parker Inc. Class A	27,064	382
	Dine Brands Global Inc.	7,485	372
	Worthington Industries Inc.	5,990	345
*	Valvoline Inc.	8,455	318
*	Stitch Fix Inc. Class A	79,598	284
*	Chuy's Holdings Inc.	7,210	276
*	2U Inc.	215,859	265
*	Accel Entertainment Inc.	23,433	241
			204,421
Consumer Staples (3.4%)
	Coca-Cola Consolidated Inc.	12,832	11,913
	Energizer Holdings Inc.	136,748	4,332
	John B Sanfilippo & Son Inc.	35,131	3,620
	PriceSmart Inc.	43,543	3,300
*	Simply Good Foods Co.	78,410	3,105
	Ingles Markets Inc. Class A	32,575	2,813
*	Post Holdings Inc.	29,140	2,566
	Vector Group Ltd.	216,133	2,438
*	USANA Health Sciences Inc.	44,140	2,366
	SpartanNash Co.	96,609	2,217
	Medifast Inc.	28,374	1,907
	Turning Point Brands Inc.	69,821	1,838

		Shares	Market Value ($000)
	Flowers Foods Inc.	70,747	1,593
*	elf Beauty Inc.	7,891	1,139
*	BellRing Brands Inc.	19,568	1,085
	Fresh Del Monte Produce Inc.	41,040	1,077
*	Olaplex Holdings Inc.	271,566	690
	WK Kellogg Co.	49,695	653
*	Hain Celestial Group Inc.	59,276	649
*	Herbalife Ltd.	25,491	389
*	Duckhorn Portfolio Inc.	20,254	199
			49,889
Energy (5.0%)
*	Par Pacific Holdings Inc.	194,011	7,056
	SM Energy Co.	178,518	6,912
	Helmerich & Payne Inc.	185,414	6,716
	Viper Energy Inc.	212,066	6,655
	Murphy Oil Corp.	108,711	4,638
	Equitrans Midstream Corp.	418,570	4,261
*	Oceaneering International Inc.	196,235	4,176
	Liberty Energy Inc.	224,463	4,072
	International Seaways Inc.	78,788	3,583
	NOV Inc.	175,002	3,549
*	US Silica Holdings Inc.	275,171	3,112
	PBF Energy Inc. Class A	60,702	2,668
	Marathon Oil Corp.	96,753	2,338
	Dorian LPG Ltd.	47,011	2,062
	Select Water Solutions Inc.	210,916	1,601
*	Weatherford International plc	16,096	1,575
	Vitesse Energy Inc.	71,102	1,556
	Berry Corp.	197,674	1,390
	World Kinect Corp.	50,107	1,141
*	DMC Global Inc.	52,349	985
*	Plains GP Holdings LP Class A	47,975	765
	Delek US Holdings Inc.	23,238	600
*	REX American Resources Corp.	12,291	581
	CONSOL Energy Inc.	5,118	515
*	Nabors Industries Ltd. (XNYS)	5,861	478
*	ProPetro Holding Corp.	51,087	428
	Archrock Inc.	26,141	403
*	Expro Group Holdings NV	11,660	186
			74,002
Financials (17.2%)
	MGIC Investment Corp.	550,887	10,627
	Essent Group Ltd.	194,241	10,244
	Affiliated Managers Group Inc.	67,577	10,232
	Popular Inc.	118,137	9,695
	OFG Bancorp	251,242	9,417
	CNO Financial Group Inc.	335,867	9,371
	SLM Corp.	475,060	9,083
	FNB Corp.	640,310	8,817
	Stifel Financial Corp.	126,312	8,734
	Axis Capital Holdings Ltd.	150,702	8,344
	Synovus Financial Corp.	211,708	7,971
	Pathward Financial Inc.	126,740	6,708
	Unum Group	148,187	6,701
	International Bancshares Corp.	113,033	6,140
	Hancock Whitney Corp.	125,201	6,084
*	NMI Holdings Inc. Class A	200,028	5,937

		Shares	Market Value ($000)
	Banner Corp.	106,234	5,690
*	Affirm Holdings Inc.	112,147	5,511
*	Genworth Financial Inc. Class A	778,670	5,201
	Westamerica BanCorp	88,821	5,010
*	Mr Cooper Group Inc.	74,178	4,830
	BOK Financial Corp.	51,156	4,381
	Columbia Banking System Inc.	163,861	4,372
*	PROG Holdings Inc.	112,771	3,486
*	LendingTree Inc.	108,844	3,300
	S&T Bancorp Inc.	98,734	3,300
	Jackson Financial Inc. Class A	63,371	3,245
	Virtu Financial Inc. Class A	153,257	3,105
*	Marqeta Inc. Class A	440,227	3,073
	First Financial Corp.	69,762	3,002
	First BanCorp (XNYS)	179,524	2,953
*	AvidXchange Holdings Inc.	233,528	2,893
	Heartland Financial USA Inc.	69,870	2,628
	Central Pacific Financial Corp.	130,084	2,560
	New York Community Bancorp Inc.	245,116	2,508
	BankUnited Inc.	75,249	2,440
	Employers Holdings Inc.	61,825	2,436
	Old Republic International Corp.	82,766	2,433
	Radian Group Inc.	83,951	2,397
	James River Group Holdings Ltd.	251,936	2,328
	First Merchants Corp.	62,130	2,304
	Virtus Investment Partners Inc.	9,002	2,176
*	Palomar Holdings Inc.	39,191	2,175
*	Enova International Inc.	35,347	1,957
*	Customers Bancorp Inc.	32,960	1,899
	First Financial Bancorp	78,077	1,854
	Federated Hermes Inc.	53,021	1,795
	Victory Capital Holdings Inc. Class A	50,228	1,730
*	International Money Express Inc.	77,859	1,720
	Wintrust Financial Corp.	17,881	1,658
	OceanFirst Financial Corp.	83,358	1,447
	Horizon Bancorp Inc.	92,315	1,321
	Byline Bancorp Inc.	54,369	1,281
	WesBanco Inc.	38,480	1,207
	Berkshire Hills Bancorp Inc.	44,668	1,109
	Navient Corp.	50,071	932
	Janus Henderson Group plc	27,041	815
	Hilltop Holdings Inc.	22,880	806
	Simmons First National Corp. Class A	39,966	793
	Veritex Holdings Inc.	33,561	781
	Towne Bank	25,255	752
*	Shift4 Payments Inc. Class A	9,106	677
*	Enstar Group Ltd.	2,251	663
*	LendingClub Corp.	71,931	629
	Heritage Financial Corp.	26,642	570
	Brightsphere Investment Group Inc.	29,205	560
*	Open Lending Corp. Class A	65,282	556
	1st Source Corp.	9,199	505
*	Green Dot Corp. Class A	46,317	459
*	SiriusPoint Ltd.	34,239	397
	Heritage Commerce Corp.	39,900	396
	WSFS Financial Corp.	8,488	390
	First American Financial Corp.	5,900	380
	TrustCo Bank Corp. NY	11,695	363

		Shares	Market Value ($000)
*	StoneX Group Inc.	4,804	355
	Hanmi Financial Corp.	16,111	313
*	Cannae Holdings Inc.	14,647	286
			255,198
Health Care (13.6%)
*	Tenet Healthcare Corp.	147,219	11,125
*	Medpace Holdings Inc.	30,827	9,449
*	Ultragenyx Pharmaceutical Inc.	184,468	8,821
*	Alkermes plc	275,986	7,656
	Bruker Corp.	96,426	7,085
*	Ionis Pharmaceuticals Inc.	138,886	7,026
*,1	Altimmune Inc.	622,194	7,000
*	Option Care Health Inc.	206,020	6,941
*	CorVel Corp.	26,200	6,477
*	Teladoc Health Inc.	290,614	6,263
*	Merit Medical Systems Inc.	77,640	5,898
*	PTC Therapeutics Inc.	183,543	5,058
*	Fate Therapeutics Inc.	1,231,667	4,606
*	ACADIA Pharmaceuticals Inc.	144,783	4,533
*	Exelixis Inc.	162,188	3,891
*	Veradigm Inc.	368,620	3,867
*	Health Catalyst Inc.	348,202	3,224
	HealthStream Inc.	109,311	2,955
*	PetIQ Inc.	148,987	2,943
*	Inspire Medical Systems Inc.	14,376	2,925
	Perrigo Co. plc	89,305	2,874
*	2seventy bio Inc.	583,671	2,492
*	Addus HomeCare Corp.	26,431	2,454
	Premier Inc. Class A	108,704	2,431
*	Enanta Pharmaceuticals Inc.	230,918	2,173
*	Omnicell Inc.	57,548	2,166
*	Zimvie Inc.	121,598	2,158
*	Coherus Biosciences Inc.	635,202	2,115
*	Phreesia Inc.	88,299	2,044
*	GoodRx Holdings Inc. Class A	296,132	1,984
*	MiMedx Group Inc.	221,065	1,939
*	Haemonetics Corp.	22,530	1,927
*	OraSure Technologies Inc.	232,457	1,906
*	Ironwood Pharmaceuticals Inc.	164,577	1,883
*,1	Inovio Pharmaceuticals Inc.	3,657,265	1,865
*	Natera Inc.	29,190	1,828
*	Travere Therapeutics Inc.	202,674	1,822
*	Axonics Inc.	26,232	1,632
*	Vir Biotechnology Inc.	159,624	1,606
*	Avanos Medical Inc.	71,224	1,598
*	Nevro Corp.	72,420	1,558
*	AtriCure Inc.	43,637	1,557
*	Alector Inc.	185,327	1,479
*	MacroGenics Inc.	153,015	1,472
*,1	Novavax Inc.	299,779	1,439
*	FibroGen Inc.	1,595,237	1,414
*	Integra LifeSciences Holdings Corp.	30,168	1,314
*	Agenus Inc.	1,577,724	1,306
*	CareDx Inc.	101,006	1,212
*	BioCryst Pharmaceuticals Inc.	194,172	1,163
*	Sangamo Therapeutics Inc.	2,027,619	1,102
*	Vanda Pharmaceuticals Inc.	248,672	1,049
*	LivaNova plc	20,235	1,047

		Shares	Market Value ($000)
*	Puma Biotechnology Inc.	227,827	986
*	Y-mAbs Therapeutics Inc.	143,155	976
*	Pediatrix Medical Group Inc.	104,833	975
*	uniQure NV	140,877	954
	Select Medical Holdings Corp.	40,330	948
*	Quanterix Corp.	34,000	930
*	CytomX Therapeutics Inc.	555,119	860
*	Community Health Systems Inc.	271,266	849
*	ANI Pharmaceuticals Inc.	14,611	806
*	Arvinas Inc.	19,365	797
*	Pennant Group Inc.	56,775	790
*	Ventyx Biosciences Inc.	305,070	754
*	Aclaris Therapeutics Inc.	706,504	742
*	Deciphera Pharmaceuticals Inc.	44,898	724
*	SI-BONE Inc.	33,380	701
*	Nurix Therapeutics Inc.	65,684	678
*	Arrowhead Pharmaceuticals Inc.	21,594	661
*	Inogen Inc.	113,916	625
*	Inhibrx Inc.	16,176	615
*	Aldeyra Therapeutics Inc.	168,058	590
*	Codexis Inc.	179,066	546
*	Emergent BioSolutions Inc.	222,996	535
*	Twist Bioscience Corp.	14,063	518
*	Intra-Cellular Therapies Inc.	7,204	516
	Chemed Corp.	850	497
*,1	NanoString Technologies Inc.	645,601	483
*	Heron Therapeutics Inc.	277,836	472
*	Editas Medicine Inc.	43,327	439
*	Nektar Therapeutics	763,309	431
*	Amneal Pharmaceuticals Inc.	69,393	421
*	AngioDynamics Inc.	51,850	407
*	Pulmonx Corp.	31,362	400
*	Hims & Hers Health Inc.	41,650	371
*	iRhythm Technologies Inc.	3,429	367
*	Morphic Holding Inc.	11,903	344
*	Surmodics Inc.	7,625	277
*	STAAR Surgical Co.	8,657	270
*	NGM Biopharmaceuticals Inc.	302,301	260
*	Supernus Pharmaceuticals Inc.	8,798	255
*	Agios Pharmaceuticals Inc.	10,867	242
*	Joint Corp.	22,122	213
*	Atara Biotherapeutics Inc.	404,425	207
*,1	Vaxart Inc.	361,973	207
*	Computer Programs and Systems Inc.	18,021	202
*	Atea Pharmaceuticals Inc.	64,273	196
*	Precision BioSciences Inc.	500,660	183
*	Assembly Biosciences Inc.	212,676	174
*	Mural Oncology plc	27,598	163
*	Scilex Holding Co. (XNCM)	74,374	152
*	Cara Therapeutics Inc.	172,765	128
			201,589
Industrials (18.6%)
*	GMS Inc.	129,902	10,708
	Ryder System Inc.	88,589	10,193
	Griffon Corp.	161,066	9,817
	Applied Industrial Technologies Inc.	55,524	9,588
	Allison Transmission Holdings Inc.	164,266	9,552
*	Beacon Roofing Supply Inc.	105,231	9,157

		Shares	Market Value ($000)
*	Upwork Inc.	528,100	7,853
	Watts Water Technologies Inc. Class A	36,886	7,685
	EMCOR Group Inc.	35,482	7,644
	H&E Equipment Services Inc.	139,969	7,323
	Apogee Enterprises Inc.	133,569	7,134
	UFP Industries Inc.	56,425	7,084
	Terex Corp.	112,577	6,469
*	Kirby Corp.	81,021	6,359
*	Atkore Inc.	35,413	5,666
*	Legalzoom.com Inc.	491,899	5,558
*	ExlService Holdings Inc.	175,685	5,420
	Brady Corp. Class A	90,258	5,297
*	JELD-WEN Holding Inc.	273,342	5,161
	Ennis Inc.	224,288	4,914
*	Manitowoc Co. Inc.	292,662	4,885
*	American Woodmark Corp.	50,445	4,684
	Alamo Group Inc.	22,103	4,646
	Acuity Brands Inc.	19,465	3,987
	Steelcase Inc. Class A	282,003	3,813
	Comfort Systems USA Inc.	17,750	3,651
*	Masterbrand Inc.	244,237	3,627
*	Cimpress plc	45,129	3,613
	Valmont Industries Inc.	14,871	3,473
*	MRC Global Inc.	308,280	3,394
	Heidrick & Struggles International Inc.	114,094	3,369
	Curtiss-Wright Corp.	14,565	3,245
*	Sterling Infrastructure Inc.	35,942	3,160
	Herc Holdings Inc.	20,770	3,092
*	Alaska Air Group Inc.	75,492	2,949
*	Thermon Group Holdings Inc.	90,032	2,932
*	SkyWest Inc.	55,590	2,902
	EnerSys	27,204	2,746
	Arcosa Inc.	32,524	2,688
	AGCO Corp.	21,834	2,651
*	NOW Inc.	227,944	2,580
	Flowserve Corp.	61,036	2,516
*	Hub Group Inc. Class A	26,645	2,450
	Brink's Co.	27,293	2,400
	Vertiv Holdings Co. Class A	49,693	2,387
	Wabash National Corp.	90,866	2,328
	Dun & Bradstreet Holdings Inc.	194,546	2,276
	Enerpac Tool Group Corp.	71,613	2,226
*	Huron Consulting Group Inc.	21,257	2,185
*	Enviri Corp.	236,949	2,133
	ManpowerGroup Inc.	23,194	1,843
	Interface Inc.	130,013	1,641
	Powell Industries Inc.	18,505	1,636
*	MYR Group Inc.	11,211	1,621
	Marten Transport Ltd.	75,991	1,594
*	Liquidity Services Inc.	87,884	1,512
*	DXP Enterprises Inc.	44,791	1,509
	Air Lease Corp.	35,742	1,499
	ACCO Brands Corp.	236,170	1,436
	Woodward Inc.	10,166	1,384
	Hyster-Yale Materials Handling Inc.	21,848	1,359
	Boise Cascade Co.	9,840	1,273
*	Masonite International Corp.	14,274	1,208
	Allegiant Travel Co.	14,215	1,174

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	87,187	1,170
*	Gibraltar Industries Inc.	14,365	1,135
*	Forrester Research Inc.	40,497	1,086
	Standex International Corp.	6,427	1,018
*	TrueBlue Inc.	66,078	1,014
	Franklin Electric Co. Inc.	9,085	878
	Tennant Co.	8,674	804
*	Core & Main Inc. Class A	19,726	797
	CSG Systems International Inc.	13,898	739
*	TaskUS Inc. Class A	53,062	694
*	SPX Technologies Inc.	6,654	672
	nVent Electric plc	9,193	543
*	Sun Country Airlines Holdings Inc.	32,033	504
*	Blue Bird Corp.	15,429	416
	Resources Connection Inc.	28,836	409
	Columbus McKinnon Corp.	9,876	385
	TTEC Holdings Inc.	16,189	351
*	OPENLANE Inc.	22,870	339
*	Janus International Group Inc.	24,521	320
	WESCO International Inc.	1,716	298
	Encore Wire Corp.	1,324	283
*	Proto Labs Inc.	6,970	272
			276,386
Information Technology (11.5%)
*	Blackline Inc.	129,951	8,114
*	SMART Global Holdings Inc.	415,071	7,857
*	Cirrus Logic Inc.	89,326	7,431
*	Pure Storage Inc. Class A	192,733	6,873
*	CommVault Systems Inc.	85,754	6,847
*	Manhattan Associates Inc.	27,907	6,009
*	RingCentral Inc. Class A	169,617	5,758
*	CommScope Holding Co. Inc.	1,999,354	5,638
*	MaxLinear Inc.	206,292	4,904
*	BigCommerce Holdings Inc. Series 1	493,855	4,805
*	Rapid7 Inc.	80,442	4,593
*	Q2 Holdings Inc.	98,975	4,296
*	Nutanix Inc. Class A	84,785	4,043
*	Domo Inc. Class B	387,951	3,992
*	NETGEAR Inc.	272,875	3,979
*	Itron Inc.	51,051	3,855
*	Sanmina Corp.	71,384	3,667
*	Zuora Inc. Class A	385,399	3,623
	Pegasystems Inc.	73,242	3,579
*	Kyndryl Holdings Inc.	160,148	3,328
*	LiveRamp Holdings Inc.	81,836	3,100
	Amkor Technology Inc.	91,380	3,040
*	Diodes Inc.	37,552	3,024
*	Arlo Technologies Inc.	309,354	2,945
*	ePlus Inc.	36,091	2,882
*	Teradata Corp.	63,536	2,764
*	Everbridge Inc.	112,650	2,739
*	ACM Research Inc. Class A	128,634	2,514
*	Yext Inc.	421,783	2,484
	Benchmark Electronics Inc.	79,054	2,185
*	ScanSource Inc.	55,008	2,179
*	FARO Technologies Inc.	96,356	2,171
*	Infinera Corp.	436,203	2,072
*	Unisys Corp.	357,304	2,008

		Shares	Market Value ($000)
*	Smartsheet Inc. Class A	39,218	1,875
*	Axcelis Technologies Inc.	13,995	1,815
	Xerox Holdings Corp.	98,705	1,809
*	TTM Technologies Inc.	106,505	1,684
*	Fabrinet	8,704	1,657
*	LivePerson Inc.	411,480	1,560
*	PDF Solutions Inc.	42,703	1,372
	Jabil Inc.	10,356	1,319
*	Tenable Holdings Inc.	27,554	1,269
*	Weave Communications Inc.	103,654	1,189
*	Magnachip Semiconductor Corp.	132,842	996
*	Cohu Inc.	25,946	918
*	Ultra Clean Holdings Inc.	26,136	892
*	Olo Inc. Class A	143,144	819
*	Upland Software Inc.	182,511	772
*	Ribbon Communications Inc.	259,000	751
*	nLight Inc.	54,922	741
*	Marathon Digital Holdings Inc.	30,172	709
*	CS Disco Inc.	92,165	700
*	Synaptics Inc.	4,946	564
*	SecureWorks Corp. Class A	76,277	563
*	Xperi Inc.	50,448	556
*	Ouster Inc.	72,467	556
*	NetScout Systems Inc.	24,807	545
*	Alpha & Omega Semiconductor Ltd.	20,729	540
*	Squarespace Inc. Class A	15,694	518
	A10 Networks Inc.	38,434	506
*	FormFactor Inc.	11,371	474
	ON24 Inc.	57,424	452
	PC Connection Inc.	6,356	427
	Napco Security Technologies Inc.	12,047	413
*	Semtech Corp.	17,427	382
*	Aeva Technologies Inc.	444,352	337
*	8x8 Inc.	88,280	334
	Avnet Inc.	5,912	298
*	OneSpan Inc.	27,516	295
*	CEVA Inc.	11,962	272
*	Brightcove Inc.	86,508	224
*	Digital Turbine Inc.	30,419	209
*	Sprinklr Inc. Class A	16,588	200
			170,810
Materials (4.8%)
	Eagle Materials Inc.	57,810	11,726
	Commercial Metals Co.	164,587	8,236
	SunCoke Energy Inc.	709,819	7,624
	Ryerson Holding Corp.	152,829	5,300
	Warrior Met Coal Inc.	81,469	4,967
*	Axalta Coating Systems Ltd.	130,542	4,435
	Chemours Co.	127,485	4,021
	Innospec Inc.	27,599	3,401
	AdvanSix Inc.	97,862	2,932
	NewMarket Corp.	4,918	2,684
*	Ecovyst Inc.	274,038	2,677
	Koppers Holdings Inc.	47,223	2,419
	Trinseo plc	252,664	2,115
	Carpenter Technology Corp.	20,407	1,445
*	O-I Glass Inc.	66,480	1,089
	TriMas Corp.	41,348	1,047

		Shares	Market Value ($000)
	Myers Industries Inc.	53,067	1,038
	Greif Inc. Class A	15,302	1,004
	Hawkins Inc.	9,500	669
	Materion Corp.	4,537	590
	Schnitzer Steel Industries Inc. Class A	18,037	544
	Sonoco Products Co.	8,262	462
	Orion SA	12,861	357
	Element Solutions Inc.	14,754	341
*	Worthington Steel Inc.	11,046	310
*	LSB Industries Inc.	30,847	287
			71,720
Real Estate (6.6%)
	Cousins Properties Inc.	393,237	9,575
	Park Hotels & Resorts Inc.	621,765	9,513
	Brixmor Property Group Inc.	408,254	9,500
	RLJ Lodging Trust	794,233	9,308
	Kilroy Realty Corp.	182,876	7,286
	Kite Realty Group Trust	289,563	6,619
	American Assets Trust Inc.	184,841	4,161
	EPR Properties	83,785	4,059
*	Opendoor Technologies Inc.	768,893	3,445
*	Forestar Group Inc.	95,288	3,151
	Universal Health Realty Income Trust	71,461	3,091
	DiamondRock Hospitality Co.	304,183	2,856
	Xenia Hotels & Resorts Inc.	172,249	2,346
*	Redfin Corp.	221,146	2,282
	Acadia Realty Trust	123,404	2,097
	Highwoods Properties Inc.	66,515	1,527
	Armada Hoffler Properties Inc.	113,473	1,404
	RE/MAX Holdings Inc. Class A	94,859	1,264
	Summit Hotel Properties Inc.	172,525	1,159
	Chatham Lodging Trust	106,553	1,142
	Vornado Realty Trust	39,976	1,129
	Broadstone Net Lease Inc.	63,701	1,097
	Equity Commonwealth	56,126	1,078
*	Anywhere Real Estate Inc.	130,082	1,055
	Piedmont Office Realty Trust Inc. Class A	140,387	998
	Alexander & Baldwin Inc.	52,436	997
	SITE Centers Corp.	66,726	910
	Newmark Group Inc. Class A	77,615	851
	One Liberty Properties Inc.	37,488	821
	Plymouth Industrial REIT Inc.	30,650	738
*	Compass Inc. Class A	180,724	680
	Tanger Inc.	23,810	660
	Elme Communities	33,272	486
	Brandywine Realty Trust	88,800	480
	LXP Industrial Trust	38,288	380
	Paramount Group Inc.	70,905	367
			98,512
Utilities (2.4%)
	National Fuel Gas Co.	171,179	8,588
	Black Hills Corp.	154,873	8,355
	New Jersey Resources Corp.	128,500	5,729
	ALLETE Inc.	89,338	5,464
	Unitil Corp.	83,684	4,399
	MGE Energy Inc.	21,977	1,589

		Shares	Market Value ($000)
	Avista Corp.	31,948	1,142
			35,266
Total Common Stocks (Cost $1,252,921)			1,475,694
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.435% (Cost $14,275)	142,781	14,275
Total Investments (100.4%) (Cost $1,267,196)			1,489,969
Other Assets and Liabilities—Net (-0.4%)			(5,586)
Net Assets (100%)			1,484,383
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,442,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,187,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2024	80	8,191	130
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.